Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2013
Other Intangible Assets [Abstract]
Components of other intangible assets

			March 31, 2013
	Amortizable Life	Weighted Average Remaining Life	Gross	Accumulated Amortization	Effect of Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 -15 years	11 years	$283.6	$(47.8)	$(0.5)	$235.3
Trademarks	5 years	3 years	0.6	(0.2)	—	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	151.0
Integrated
Software system	5 years	3 years	11.0	(4.3)	—	6.7

			$446.2	$(52.3)	$(0.5)	$393.4

Estimated amortization expense related to acquired intangible assets and the integrated software system

	Acquired Intangible Assets	Integrated Software System
Remainder of 2013	$16.7	$1.6
2014	22.2	2.2
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—